Net Income / (Loss) Per Unit (Tables)	12 Months Ended
Dec. 31, 2014
Net Income / (Loss) Per Unit (Abstract)
Net Income Per Unit Basic (Table Text Block)
BASIC	2014	2013	2012
Numerators
Partnership's net income / (loss)	$44,012	$99,481	$(21,189)
Less:
Preferred unit holders' interest in Partnership's net income	14,042	18,805	10,809
General Partner's interest in Partnership's net income / (loss)	593	1,598	(640)
Partnership's net income allocable to unvested units	-	678	-
Common unit holders' interest in Partnership's net income/ (loss)	$29,377	$78,400	$(31,358)
Denominators
Weighted average number of common units outstanding, basic	93,353,168	75,645,207	68,256,072
Net income/ (loss) per common unit:
Basic	$0.31	$1.04	$(0.46)

Net Income Per Unit Diluted (Table Text Block)
DILUTED	2014	2013	2012
Numerators
Partnership's net income / (loss)	$44,012	$99,481	$(21,189)
Less:
General Partner's interest in Partnership's net income / (loss)	593	1,574	(640)
Preferred unit holders' interest in Partnership's net income	14,042	18,805	10,809
Partnership's net income allocable to unvested units	-	678	-
Add:
Preferred unit holders' interest in Partnership's net income	-	18,805	-
Partnership's net income allocable to unvested units	-	678	-
	$29,377	$97,907	$(31,358)
Denominators
Weighted average number of common units outstanding, basic	93,353,168	75,645,207	68,256,072
Dilutive effect of preferred units	-	21,069,664	-
Dilutive effect of unvested shares	-	654,265	-
Weighted average number of common units outstanding, diluted	93,353,168	97,369,136	68,256,072
Net income / (loss) per common unit:
Diluted	$0.31	$1.01	$(0.46)